Revenue from services provided to customers (Tables)	12 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in Nomura’s consolidated statement of income for the year ended March 31, 2019, 2020 and 2021.

	Millions of yen
	Year ended March 31
	2019	2020	2021
Commissions	¥293,069	¥308,805	¥376,897
Fees from investment banking	101,521	103,222	108,681
Asset management and portfolio service fees	245,519	238,202	230,047
Other revenue	54,284	49,901	44,235

Total	¥694,393	¥700,130	¥759,860

Schedule Of Disaggregation Of Brokerage Commissions Revenue
Commissions represent revenue principally from trade execution, clearing services and distribution of fund units provided by both the Retail and Wholesale Divisions approximately equally across the divisions. The following table shows the breakdown of
Commissions
for the year ended March 31, 2019, 2020 and 2021.

	Millions of yen
	Year ended March 31
	2019	2020	2021
Stock Brokerage Commissions	¥192,032	¥196,491	¥262,286
Commissions for distributing of investment trusts	56,649	66,664	68,794
Other	44,388	45,650	45,817

Total	¥293,069	¥308,805	¥376,897

Schedule Of Disaggregation Of Investment Banking Revenue	The following table shows the breakdown of
Fees from investment banking
for the year ended March 31, 2019, 2020 and 2021.

	Millions of yen
	Year ended March 31
	2019	2020	2021
Equity underwriting and distribution	¥30,046	¥13,958	¥30,647
Bond underwriting and distribution	22,739	25,546	23,120
Financial advisory fees	33,195	41,646	37,760
Other	15,541	22,072	17,154

Total	¥101,521	¥103,222	¥108,681

Schedule Of Disaggregation Of Asset Management Fees And Custody Fee
The following table shows the breakdown of
Asset management and portfolio service fees
for the year ended March 31, 2019, 2020 and 2021.

	Millions of yen
	Year ended March 31
	2019	2020	2021
Asset management fees	¥168,695	¥159,494	¥150,218
Administration fees	60,983	62,619	63,215
Custodial fees	15,841	16,089	16,614

Total	¥245,519	¥238,202	¥230,047

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables, contract assets and contract liabilities in scope of ASC 606 as of March 31, 2020 and 2021. The amount of contract assets as of March 31, 2020 and 2021 were immaterial.

	Millions of yen
	March 31, 2020	March 31, 2021
Customer contract receivables	¥103,557	¥85,205
Contract liabilities (1)	3,444	3,497

(1)	Contract liabilities primarily rise from investment advisory services and recognized in connection with the term of the contract based on time elapsed.